Bank Loans (Details) - Schedule of short-term bank loans - USD ($)		12 Months Ended
		Jun. 30, 2021	Dec. 31, 2021
Short-Term Debt [Line Items]
Total		$ 1,672,370	$ 1,506,449
Total		5,140,990	3,985,814
Subtotal		$ 4,955,172	$ 3,609,202
Xiamen Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]		5.22%
Maturities	[1]	Aug. 10, 2021
Short-term loans	[1]	$ 309,698
Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]		4.80%
Maturities	[2]	Dec. 20, 2022
Short-term loans	[2]		$ 1,569,218
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]		3.80%
Maturities	[3]	Nov. 26, 2023
Short-term loans	[3]	$ 46,454	$ 94,153
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]		4.15%
Maturities	[3]	Dec. 29, 2023
Short-term loans	[3]	$ 108,394	$ 219,691
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]		5.10%
Maturities	[3]	Apr. 15, 2024
Short-term loans	[3]	$ 30,970	$ 62,768
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]		3.80%
Maturities	[3]	Nov. 26, 2023
Short-term loans	[3]	$ 418,093	$ 376,612
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]		4.15%
Maturities	[3]	Dec. 29, 2023
Short-term loans	[3]	$ 975,549	$ 878,762
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]		5.10%
Maturities	[3]	Apr. 15, 2024
Short-term loans	[3]	$ 278,728	$ 251,075
Industrial Bank Co., Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]		5.00%
Maturities	[2]	Sep. 30, 2021
Short-term loans	[2]	$ 1,548,491
Xiamen International Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[4]		8.00%
Maturities	[4]	Oct. 29, 2021
Short-term loans	[4]	$ 1,083,944
Xiamen Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[4]		5.22%
Maturities	[4]	Jun. 18, 2022
Short-term loans	[4]	$ 464,548	$ 470,765
Xiamen Bank [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[4]		5.22%
Maturities	[4]	Jun. 22, 2022
Short-term loans	[4]	$ 309,698	$ 313,844
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]		4.70%
Maturities	[3]	Jun. 01, 2022
Short-term loans	[3]	$ 1,238,793	$ 1,255,375

[1]	This loan was jointly guaranteed by Mr. Zhuoqin Huang and his spouse, and Taiping General Insurance Co., Ltd. Xiamen Branch.
[2]	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.
[3]	Loans from Bank of China were guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company.
[4]	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.